Stock-Based Compensation - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Weighted-average grant-date fair-value	$ 1.65	$ 0.51
Unrecognized compensation cost related to employee	$ 22,100
Weighted-average prices of shares repurchased	$ 0.94
Weighted average prices of shares repurchased		$ 0.80
Weighted-average period over which cost not yet recognized	3 years 10 months 24 days
Former executives severance agreement [Member]
Share-based Payment Arrangement, Expense	$ 2,100
Maximum [Member] | Former executives severance agreement [Member]
Share-based Payment Arrangement, Expense	$ 7,400
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award				four years
Share based payment award, award vesting rights, percentage				25.00%
Award vesting period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				4,122,933
Related Party Exercise Receivable Promissory Notes [Member]
Proceeds from Issuance of Debt		$ 1,000,000.0	$ 100
Number of shares pledged		1,050,000	1,942,250
Share-based Payment Arrangement, Tranche One [Member] | 2017 Plan [Member]
Share based payment award, award vesting rights, percentage				0.02083%
Share-based Payment Arrangement, Tranche Two [Member] | 2017 Plan [Member]
Share based payment award, award vesting rights, percentage				0.02083%
Share-based Payment Arrangement, Tranche Three [Member] | 2017 Plan [Member]
Share based payment award, award vesting rights, percentage				0.02083%
Chief Executive Officer [Member]
Option Strike Price	$ 0.98
Fair value of the options on the grant date	$ 10,500
Granted, Shares	8,458,481
Employee Stock Option [Member]
Share-based Payment Arrangement, Expense	$ 7,400	$ 1,500
Share based compensation arrangement by share based payment award options aggregate repurchase	393,750	866,585
Employee Stock Option [Member] | Related Party Exercise Receivable Promissory Notes [Member]
Share Based Compensation Arrangement By Share Based Payment Award Aggregate Options Exercised In Exchange For Non Recourse Notes	1,942,250	2,839,125
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Vesting Of Options Exercised In Exchange For Non Recourse Notes	1,548,500	2,052,754
Employee Stock Option [Member] | Share Based Compensation Award Remaining Tranche [Member]
Share-based compensation arrangement by share-based payment award, award vesting rights				1/48th of the shares vest monthly over the remaining three years.
Restricted Stock Units (RSUs) [Member] | Non Employee [Member]
Unrecognized compensation cost related to employee	$ 0
Share-based Payment Arrangement, Expense	$ 100	$ 100
Number of shares issued under share-based payment arrangement	0	0
Restricted Stock Units (RSUs) [Member] | Employee [Member]
Unrecognized compensation cost related to employee	$ 0